UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-05415
Morgan Stanley Global Infrastructure Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: December 31, 2008
Date of reporting period: September 30, 2008

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Infrastructure Fund (Formerly Utilities Fund)
Portfolio of Investments September 30, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (97.9%)

	Australia (d) (1.4%)
	Electric Utilities
190,466	Duet Group	$396,554

	Gas Distributors
161,639	AGL Energy Ltd.	1,783,944

	Industrial
2,368,343	ConnectEast Group	1,574,122

	Investment Trusts/Mutual Funds
113	Macquarie Infrastructure Group (Units) (Stapled Securities)	214,480

	Other Transportation
1,480,762	Macquarie Airports (Stapled Securities)	3,284,191
269,866	Transurban Group (Stapled Securities) (b)	1,227,458

		4,511,649

	Utilities
4,751,452	Babcock & Brown Infrastructure Group (b)	1,274,581

	Total Australia	9,755,330

	Austria (d) (0.1%)
	Electric Utilities
13,939	Oesterreichische Elektrizitaetswirtschafts AG (Verbund) (Class A)	860,140

	Belgium (d) (0.2%)
	Shipping
59,746	Euronav SA	1,662,025

	Bermuda (d) (0.5%)
	Other Transportation
1,388,945	Cosco Pacific Ltd.	1,591,294

	Shipping
37,226	Frontline Ltd. (b)	1,775,436

	Total Bermuda	3,366,730

	Brazil (0.7%)
	Electric Utilities
179,151	Electropaulo Metropolitana S.A.	2,460,984

	Public Power
225,174	Equatorial Energia S.A.	1,359,635

	Shipping
80,234	Santos Brazil Participac	742,088

	Telecommunications
27,506	Brazil Telecom S.A.	227,518

	Total Brazil	4,790,225

NUMBER OF
SHARES		VALUE
	Canada (3.0%)
	Gas Distributors
187,846	Transcanada Corp. (b)	6,737,216

	Investment Trusts/Mutual Funds
163,054	Energy Savings Income Fund	2,028,504
51,364	Northland Power Income Fund	554,543
21,711	Westshore Terminals Income Fund	295,804

		2,878,851

	Natural Gas Distribution
14,170	Gaz Metro Limited Partnership	194,392

	Oil & Gas Pipelines
94,940	Enbridge Inc.	3,513,025

	Telecommunications
132,196	Rogers Communications, Inc. (Class B)	4,394,195
97,589	Telus Corp. (Non-Voting)	3,494,589

		7,888,784

	Total Canada	21,212,268

	Chile (0.2%)
	Electric Utilities
53,587	Enersis S.A. (ADR) (a)	874,540
2,500,467	Enersis S.A.	805,844

	Total Chile	1,680,384

	China (d) (0.5%)
	Wireless Telecommunications
19,415	China Mobile Ltd. (b)	194,392
28,948	China Mobile Ltd. (ADR) (b)	1,449,716

		1,644,108

	Other Transportation
507,242	Jiangsu Expressway Co., Ltd.	381,495
5,260,779	Zhejiang Expressway Co., Ltd. (H Shares)	3,111,425

		3,492,920

	Total China	5,137,028

	Czech Republic (d) (0.1%)
	Specialty Telecommunications
33,364	SPT Telecom a.s.	777,978

	France (d) (1.8%)
	Electric Utilities
39,055	Electricite de France (EDF)	2,829,868

	Gas Distributors
105,418	Gaz de France (GDF)	5,516,041

	Transportation
13,012	Societe Des Autoroutes	1,139,928

	Waste Management
39,336	Derichebourg SA	173,305

	Water Utilities

NUMBER OF
SHARES		VALUE
68,071	Veolia Environnement	2,807,125

	Total France	12,466,267

	Germany (d) (3.6%)
	Electric Utilities
298,067	E.ON AG	15,095,047
100,335	RWE AG	9,647,204

		24,742,251

	Telecommunications
113,427	Freenet AG	1,032,301

	Total Germany	25,774,552

	Hong Kong (0.9%)
	Electric Utilities
393,278	CLP Holdings Ltd. (d)	3,176,007

	Other Transportation
449,561	China Merchants Holdings International Co., Ltd. (d)	1,445,820

	Total Hong Kong	4,621,827

	Israel (d) (0.3%)
	Major Telecommunications
1,384,002	Bezeq Israeli Telecommunication Corp., Ltd. (a)	2,470,583

	Italy (d) (3.2%)
	Construction
88,962	Autostrada Torino-Milano	970,735

	Electric Utilities
1,189,255	Enel SpA	9,913,739

	Industrial
80,771	Ansaldo STS SpA	1,148,017

	Major Telecommunications
1,325,650	Telecom Italia SpA	1,978,034

	Oil & Gas Pipelines
451,805	Snam Rete Gas SpA	2,719,671

	Other Transportation
38,284	Autostrade SpA	786,444

	Utilities
1,024,859	A2A S.p.A.	2,599,996
183,089	ACEA S.p.A.	2,617,606

		5,217,602

	Total Italy	22,734,242

	Japan (d) (1.6%)
	Electric Utilities
247,187	Tokyo Electric Power Co., Inc. (The)	6,091,821

	Gas Distributors
511,251	Tokyo Gas Co., Ltd.	2,114,099

NUMBER OF
SHARES		VALUE
	Marine Shipping
46,736	Kamigumi Co., Ltd.	349,460

	Other Transportation
74,679	Japan Airport Terminal Co., Ltd.	758,573
139,805	Mitsubishi Logistics Corp.	1,781,525

		2,540,098

	Total Japan	11,095,478

	Luxembourg (d) (0.1%)
	Telecommunications
212,957	COLT Telecom Group SA	385,982

	Malaysia (d) (0.3%)
	Investment Trusts/Mutual Funds
624,116	Malaysia Airports Holdings Berhad	476,025

	Oil & Gas Pipelines
239,847	Petronas Gas Berhad	692,681

	Other Transportation
1,302,300	Plus Expressways Berhad	1,021,686

	Total Malaysia	2,190,392

	Mexico (1.3%)
	Other Transportation
22,576	Grupo Aeroportuario del Sureste S.A.B de C.V. (ADR) (b)	1,121,124

	Telecommunications
180,703	America Movil SAB de C.V. (Series L) (ADR)	8,377,391

	Total Mexico	9,498,515

	Netherlands (d) (0.2%)
	Transportation — International
30,793	Koninklijke Vopak NV	1,454,201

	Portugal (d) (0.4%)
	Electric Utilities
623,946	Energias de Portugal, S.A.	2,626,032

	Russia (0.0%)
	Electric Utilities
799,335	OGK-3	23,980

	South Korea (0.4%)
	Electric Utilities
90,635	Korea Electric Power Corp. (ADR) (a)	1,122,968

	Gas Distributors
8,936	Korea Gas Corp. (d)	514,959

	Investment Trusts/Mutual Funds
188,590	Macquarie Korea Infrastructure Fund (d)	876,699

	Total South Korea	2,514,626

NUMBER OF
SHARES		VALUE
	Spain (3.1%)
	Electric Utilities
316,774	Iberdola S.A. (d)	3,237,867

	Engineering & Construction
65,119	Cintra Concesiones de Infraestructuras de Transporte S.A. (d)	773,330

	Gas Distributors
121,386	Enagas (d)	2,614,763
44,116	Gas Natural SDG, S.A. (d)	1,640,584

		4,255,347

	Other Transportation
165,347	Abertis Infraestructuras S.A. (b) (d)	3,272,146

	Telecommunications
230,659	Telefonica S.A. (d)	5,513,978
46,162	Telefonica S.A. (ADR)	3,300,121

		8,814,099

	Utilities — Telecommunications
192,451	EDP Renovaveis S.A. (d)	1,529,743

	Total Spain	21,882,532

	Turkey (d) (0.1%)
	Specialty Telecommunications
127,415	Turk Telekomunikasyon A.S.	379,018

	United Kingdom (d) (1.2%)
	Electric Utilities
13,936	Drax Group PLC	186,639

	Gas Distributors
881,774	Centrica PLC	4,934,587

	Major Telecommunications
253,222	BT Group PLC	731,390

	Marine Shipping
57,220	Forth Ports PLC	1,460,020

	Miscellaneous Commercial Services
719,203	BBA Aviation PLC	1,469,096

	Total United Kingdom	8,781,732

	United States (72.7%)
	Cable/Satellite Tv
726,233	Comcast Corp. (Class A)	14,255,954

	Electric Utilities
1,120,928	AES Corp. (The) (a)	13,103,648
339,241	Allegheny Energy, Inc. (a)	12,473,892
128,024	Alliant Energy, Inc.	4,123,653
213,034	Ameren Corp.	8,314,717
391,340	American Electric Power Co., Inc.	14,491,320
186,438	CenterPoint Energy, Inc.	2,716,402
1,006,947	CMS Energy Corp. (b)	12,556,629
288,716	Consolidated Edison, Inc. (b)	12,403,239
299,314	Dominion Resources, Inc.	12,804,653
301,754	DPL, Inc. (b)	7,483,499
158,994	DTE Energy Co.	6,378,839

NUMBER OF
SHARES		VALUE
465,086	Duke Energy Corp.	8,106,449
426,745	Edison International	17,027,125
28,269	El Paso Electric Co. (a)	593,649
74,032	Entergy Corp.	6,589,588
464,739	Exelon Corp.	29,101,956
361,172	FirstEnergy Corp.	24,194,912
206,571	FPL Group, Inc.	10,390,521
122,577	Great Plains Energy Inc.	2,723,661
111,973	Hawaiian Electric Industries, Inc. (b)	3,259,534
5,999	Integrys Energy Group, Inc. (b)	299,590
11,200	ITC Holdings Corp.	579,824
512,406	Northeast Utilities	13,143,214
322,612	NRG Energy, Inc. (a) (b)	7,984,647
222,444	NSTAR	7,451,874
25,627	Pepco Holdings, Inc.	587,115
501,061	PG&E Corp. (b)	18,764,734
125,237	Pinnacle West Capital Corp.	4,309,405
260,685	PPL Corp.	9,650,559
190,557	Progress Energy, Inc.	8,218,723
295,371	Public Service Enterprise Group Inc.	9,685,215
22,850	Puget Energy, Inc.	610,095
80,411	Reliant Energy, Inc. (a)	591,021
262,540	SCANA Corp. (b)	10,220,682
276,695	Sierra Pacific Resources (a)	2,650,738
665,727	Southern Co. (The) (b)	25,091,251
35,653	TECO Energy, Inc. (b)	560,822
83,197	Westar Energy, Inc.	1,916,859
225,144	Wisconsin Energy Corp. (b)	10,108,966
29,030	Xcel Energy, Inc. (b)	580,310

		341,843,530

	Energy
367,752	AGL Resources, Inc.	11,540,058
988,539	Dynegy, Inc. (Class A) (a)	3,538,970
263,183	Equitable Resources, Inc.	9,653,552
414,443	MDU Resources Group, Inc.	12,018,847
217,933	New Jersey Resources Corp. (b)	7,821,615
288,819	Questar Corp.	11,818,473
369,480	Sempra Energy	18,647,656
423,919	Spectra Energy Corp.	10,089,272
519,496	Williams Companies, Inc. (The)	12,286,080

		97,414,523

	Gas Distributors
12,382	Energen Corp.	560,657
44,296	National Fuel Gas Co. (b)	1,868,405
29,094	Nicor Inc. (b)	1,290,319
39,792	NiSource, Inc.	587,330
75,125	ONEOK, Inc.	2,584,300
122,851	Southern Union Co. (a)	2,536,873
19,485	Southwest Gas Corp.	589,616
23,319	UGI Corp.	601,164
97,895	Vectren Corp.	2,726,376
17,858	WGL Holdings Inc.	579,492

		13,924,532

	Investment Trusts/Mutual Funds
76,932	Macquarie Infrastructure Company Trust (b)	1,016,272

	Major Telecommunications
36,781	Sprint Nextel Corp.	224,364

NUMBER OF
SHARES		VALUE
	Marine Shipping
5,084	Overseas Shipholding Group, Inc. (b)	296,448

	Oil & Gas Pipelines
132,448	El Paso Corp. (b0	1,690,036
107,420	Kinder Morgan Management, LLC (a)	5,285,064

		6,975,100

	Oil & Gas Production
16,802	Crosstex Energy Inc. (b)	419,546

	Shipping
123,677	Nordic American Tanker Shopping (b)	3,965,085

	Specialty Telecommunications
305,730	Frontier Communications Corp. (b)	3,515,895
206,011	TW Telecom Inc. (b)	2,140,454

		5,656,349

	Telecommunications
127,478	American Tower Corp. (Class A) (a)	4,585,384
97,766	Crown Castle International Corp. (a)	2,832,281
75,922	NII Holdings Inc. (a)	2,878,962
119,255	SBA Communications Corp. (a) (b)	3,085,127
103,666	Verizon Communications, Inc.	3,326,642
296,699	Windstream Corp.	3,245,887

		19,954,283

	Transportation
49,193	Tsakos Energy Navigation	1,459,064

	Water Utilities
314,433	American Water Works Co., INC. (b)	6,760,310

	Total United States	514,165,360

	Total Common Stocks
	(Cost $560,286,865)	692,307,427

PRINCIPAL
AMOUNT IN
THOUSANDS
Short-Term Investments (10.9%)
Securities held as Collateral on Loaned Securities (b) (11.0%)
Repurchase Agreements (1.9%)
$10,672	Banc of America Securities LLC (2.15% dated 09/30/08, due 10/01/08; proceeds $10,672,715; fully collateralized by U.S. Government Agency security at the date of this Portfolio of Investment as follows: Fannie Mae 5.00%, due 08/01/33; valued at $10,844,389)	10,672,078
2,539
Banc of America Securities LLC (7.35% dated 09/30/08, due 10/01/08; proceeds $2,539,837; fully collateralized by exchange-traded funds at the date of this Portfolio of Investment as follows: Software Holders Trust, Consumer Staples Select Sector SPDR, Dow Jones Wilshire Real Estate Investment Trust; by common stock at the date of this Portfolio of Investment as follows: Total Systems Services Inc., Timken Co., Teleflex Inc., Sonoco Products Co., Shaw Group Inc., Packaging Corp of America, NCR Corp., Jabil Circuit Inc., Interval Leisure Group Inc., IAC/Interactive Corp., Huntsman Corp., Harsco Corp., Gentex Corp., Gen-Probe Inc., Gannett Co., Inc., Dynegy Inc., Devon Energy Corp. — Class A, D.R. Horton Inc., Corrections Corp. America, Convergys Corp., Cerner Corp., Cabot Corp., Bed Bath and Beyond Inc., Arrow Electronics, Aptar group Inc., AGL Resources Inc., Vimpel Communications (ADR); and by Trust Preferred Securities at the date of this Portfolio of Investment as follows: Wachovia Capital Trust 6.375% due 6/01/67; valued at $2,667,046)
2,539,318

PRINCIPAL
AMOUNT IN
THOUSANDS
Total Repurchase Agreements
	(Cost $13,211,396)	13,211,396

NUMBER OF
SHARES (000)
	Investment Company (c) (9.0%)
63,994	Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $63,993,531)		63,993,531

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $77,204,927)		77,204,927

	TOTAL INVESTMENTS
	(Cost $637,491,792) (e)	108.8%	769,512,354
	LIABILITIES IN EXCESS OF OTHER ASSETS	(8.8)	(62,095,660)

	NET ASSETS	100.0%	$707,416,694

ADR American Depositary Receipt.

(a)	Non-income producing security.

(b)	The values of loaned securities and related cash collateral outstanding at September 30, 2008 were $76,606,369 and $77,204,927, respectively, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Money Market Portfolio as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

(d)	Securities with total market value equal to $135,063,890 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Global Infrastructure Fund
Summary of Investments September 30, 2008 (unaudited)

INDUSTRY	VALUE	TOTAL INVESTMENTS
Electric Utilities	$400,386,920	52.0%
Energy	97,414,522	12.7
Short-Term Investments	77,204,927	10.0
Telecommunications	48,130,074	6.3
Gas Distributors	39,780,726	5.2
Other Transportation	19,783,181	2.6
Cable/Satellite Tv	14,255,954	1.9
Oil & Gas Pipelines	13,900,477	1.8
Water Utilities	9,567,435	1.2
Shipping	8,144,634	1.1
Specialty Telecommunications	6,813,345	0.9
Utilities	6,492,183	0.8
Major Telecommunications	5,404,371	0.7
Investment Trusts/Mutual Funds	5,462,327	0.7
Industrial	2,722,139	0.4
Transportation	2,598,992	0.3
Marine Shipping	2,105,928	0.3
Utilities — Telecommunications	1,529,743	0.2
Miscellaneous Commercial Services	1,469,096	0.2
Transportation — International	1,454,201	0.2
Public Power	1,359,635	0.2
Construction	970,735	0.1
Electric Utilities: South	805,844	0.1
Engineering & Construction	773,330	0.1
Oil & Gas Production	419,546	0.1
Natural Gas Distribution	194,392	0.0
Wireless Telecommunications	194,392	0.0
Waste Management	173,305	0.0

	$769,512,354	100.0%

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT September 30, 2008:

					UNREALIZED
CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
TO DELIVER		FOR		DATE	(DEPRECIATION)

EUR	499,546	$	730,499	10/1/2008	$27,240
	$12,737,572	EUR	18,628,165	10/1/2008	(696,256)
EUR	1,500,000	$	2,193,257	10/31/2008	74,828
	$3,000,000	EUR	4,415,997	10/31/2008	(179,140)
EUR	3,100,000	$	4,608,367	10/31/2008	230,281
	$3,830,000	EUR	5,428,722	10/31/2008	(19,668)
EUR	5,480,000	$	7,840,110	10/31/2008	100,784
EUR	15,111,171	$	22,106,434	10/31/2008	765,143
EUR	130,000	$	186,761	11/14/2008	3,171
GBP	130,000	$	227,295	11/14/2008	(4,412)
GBP	136,000	$	239,461	11/14/2008	(2,940)
GBP	150,000	$	279,038	11/14/2008	11,684
CAD	160,000	$	148,874	11/14/2008	(1,738)
MYR	160,000	$	46,216	11/14/2008	(472)
EUR	350,000	$	518,788	11/14/2008	24,507
BRL	395,000	$	233,176	11/14/2008	27,567
MYR	480,000	$	139,616	11/14/2008	(448)
CAD	800,000	$	744,463	11/14/2008	(8,599)
	$1,000,000	HKD	128,217	11/14/2008	669
CAD	1,090,000	$	1,029,925	11/14/2008	3,878
GBP	1,364,000	$	2,388,582	11/14/2008	(42,552)
BRL	1,530,000	$	853,556	11/14/2008	57,148
NOK	1,720,000	$	300,248	11/14/2008	8,343
	$1,720,000	NOK	293,691	11/14/2008	(1,786)
HKD	2,600,000	$	333,496	11/14/2008	(1,607)
EUR	2,730,000	$	3,785,964	11/14/2008	(69,424)
EUR	2,790,000	$	3,919,392	11/14/2008	(20,729)
MYR	2,910,000	$	835,967	11/14/2008	(13,173)
HKD	2,970,000	$	381,249	11/14/2008	(1,542)
BRL	3,575,000	$	1,922,043	11/14/2008	61,154
ILS	4,300,000	$	1,352,041	11/14/2008	(59,440)
ILS	4,700,000	$	1,302,733	11/14/2008	(49,308)
HKD	7,330,000	$	940,950	11/14/2008	(3,783)
JPY	40,400,000	$	375,632	11/14/2008	(6,840)

		Net Unrealized Appreciation			$212,540

Currency Abbreviations:
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound.
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
MYR	Malaysian Ringgit
NOK	Norwegian Krone

MS Global Infrastructure Fund
Notes to the Portfolio of Investments
FAS 157
9/30/2008
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$769,512,354	$621,237,068	$148,275,286	—
Other Financial Instruments*	212,540	—	212,540	—

Total	$769,724,894	$621,237,068	$148,487,826	$0

*	Other financial instruments include futures, forwards, and swap contracts.
Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Global Infrastructure Fund
/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 18, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 18, 2008
/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 18, 2008

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